Other liabilities and provisions - Summary (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other liabilities and provisions
Customer deposits		€ 373
Liabilities from VAT	€ 14	12
Employee bonus	90	303
Accruals for vacation and overtime	409	222
Accruals for licenses	179	140
Liabilities from payroll	272	236
Accruals for commissions	92	50
Accruals for compensation of Supervisory board	130	180
Accrual for warranty	328	286
Others	426	322
Total	1,940	€ 2,124
Customer deposits netted with contract liabilities	€ 1,932